Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Flexential Parent Corporation (the “Company”)
Guggenheim Securities, LLC (the “Structuring Agent”)
(together, the “Specified Parties”)

Re:	Flexential Issuer, LLC and Flexential Co-Issuer, LLC, Secured Data Center Revenue Term Notes, Series 2023-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Flexential 2023-1 Tape-to-File (6.29.23).xlsx” provided by the Structuring Agent on June 29, 2023, on behalf of the Company, containing information on 32,710 data center service order agreements (the “Service Orders”) as of April 30, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Flexential Issuer, LLC and Flexential Co-Issuer, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, Customer Since Date was within 45 days, and Contract End Date was within 30 days.

•	The term “Statistical Disclosure Date” means April 30, 2023.

•	The term “Top 25 Tenants” means the top 25 tenants based on aggregated “Annualized Revenue” of the respective Service Orders in the Data File.

•	The term “Regular Tenants” means tenants that are not Top 25 Tenants.

•
The term “Service Order Information” means electronic copies of the following documents provided by the Company or the Structuring Agent, on behalf of the Company: (i) data center service orders, amended and/or restated service orders, change order agreements, and master service agreements, (ii) Company’s accounting system screenshots, and (iii) service order invoices. We make no representation regarding the validity or accuracy of the Servicer Order Information.

•
The term “Supporting Information Files” means the following electronic data files provided by the Structuring Agent, on behalf of the Company, containing instructions and information on (i) service order name changes, (ii) contract term updates, (iii) monthly net price updates, (iv) quantity changes, and (v) auto renewal terms:

–	“Flexential 2023-1 Initial Exceptions 6.30.23 (Response 7.6.23).xlsx” provided on July 10, 2023;

–	“SENT - Flexential 2023-1 Exceptions 7.13.23 Response 7.17.23.xlsx” provided on July 19, 2023;

–	“SENT - Flexential 2023-1 Exceptions 7.20.23 Response 7.21.23.xlsx” provided on July 23, 2023;

–	“Copy of SENT - Flexential 2023-1 Exceptions 7.23.23 Response 7.24.23.xlsx” provided on July 24, 2023; and,

–	“Copy of SENT - Flexential 2023-1 Exceptions 7.24.23 Response 7.24.23.xlsx” provided on July 26, 2023.

•
The term “Mapping Information” means two electronic data files entitled “Product Mapping Backup (6.29.23).xlsx” and “Site Location Mapping Backup (6.29.23).xlsx” provided by the Structuring Agent on June 29, 2023 and July 5, 2023, respectively, on behalf of the Company, containing mapping information for Data Center Name, Site/Location, and Product Family with respect to the Service Orders.

•	The term “Source Documents” means the Service Order Information, Supporting Information Files, and Mapping Information.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Statistical Disclosure Date, Source Documents, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Service Orders from the Data File as follows:

(i)	Selected one Service Order from each of the Top 25 Tenants’ Service Orders (the “Top Tenant Sample”), and

(ii)	Selected 75 Service Orders from the Regular Tenants’ Service Orders (the “Regular Tenant Sample”).

The Top Tenant Sample and the Regular Tenant Sample constitute the “Selected Service Orders.” A listing of the Selected Service Orders is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Services Orders we were instructed to randomly select from the Data File.

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B.
For each Selected Service Order, we compared or recomputed the information in the Data File for the specified attributes listed in Exhibit B to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Service Orders, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Service Orders to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Service Orders being securitized, (iii) the compliance of the originator of the  Service Orders with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Service Orders that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP
Irvine, California
September 8, 2023

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THE FOLLOWING PAGES CONSTITUTE EXHIBIT A.

Selected Service Order #	Subscription Summary	Top Tenant?	Selected Service Order #	Subscription Summary	Top Tenant?
1	SubSum-239726	yes	26	SubSum-169128	no
2	SubSum-214281	yes	27	SubSum-239911	no
3	SubSum-183970	yes	28	SubSum-151827	no
4	SubSum-222550	yes	29	SubSum-224794	no
5	SubSum-195277	yes	30	SubSum-201010	no
6	SubSum-254216	yes	31	SubSum-72271	no
7	SubSum-208777	yes	32	SubSum-130218	no
8	SubSum-215767	yes	33	SubSum-36961	no
9	SubSum-250427	yes	34	SubSum-14902	no
10	SubSum-157803	yes	35	SubSum-246624	no
11	SubSum-229602	yes	36	SubSum-249591	no
12	SubSum-219968	yes	37	SubSum-185300	no
13	SubSum-101022	yes	38	SubSum-59817	no
14	SubSum-80097	yes	39	SubSum-234515	no
15	SubSum-227247	yes	40	SubSum-124307	no
16	SubSum-141332	yes	41	SubSum-233223	no
17	SubSum-221683	yes	42	SubSum-253265	no
18	SubSum-197930	yes	43	SubSum-218124	no
19	SubSum-225782	yes	44	SubSum-241977	no
20	SubSum-246157	yes	45	SubSum-202563	no
21	SubSum-210233	yes	46	SubSum-44220	no
22	SubSum-211237	yes	47	SubSum-182533	no
23	SubSum-198963	yes	48	SubSum-155244	no
24	SubSum-244435	yes	49	SubSum-218177	no
25	SubSum-254050	yes	50	SubSum-211817	no

Selected Service Order #	Subscription Summary	Top Tenant?	Selected Service Order #	Subscription Summary	Top Tenant?
51	SubSum-205190	no	76	SubSum-162508	no
52	SubSum-141392	no	77	SubSum-199393	no
53	SubSum-230197	no	78	SubSum-240189	no
54	SubSum-166406	no	79	SubSum-251403	no
55	SubSum-243356	no	80	SubSum-186873	no
56	SubSum-202795	no	81	SubSum-218646	no
57	SubSum-191118	no	82	SubSum-231724	no
58	SubSum-73394	no	83	SubSum-173724	no
59	SubSum-62618	no	84	SubSum-8628	no
60	SubSum-203707	no	85	SubSum-149108	no
61	SubSum-247835	no	86	SubSum-237099	no
62	SubSum-200354	no	87	SubSum-215880	no
63	SubSum-213290	no	88	SubSum-197694	no
64	SubSum-243788	no	89	SubSum-148364	no
65	SubSum-189161	no	90	SubSum-222014	no
66	SubSum-217807	no	91	SubSum-222013	no
67	SubSum-216770	no	92	SubSum-224845	no
68	SubSum-140428	no	93	SubSum-171245	no
69	SubSum-151064	no	94	SubSum-214900	no
70	SubSum-222782	no	95	SubSum-218186	no
71	SubSum-232535	no	96	SubSum-96613	no
72	SubSum-230411	no	97	SubSum-247176	no
73	SubSum-243511	no	98	SubSum-14667	no
74	SubSum-201845	no	99	SubSum-214469	no
75	SubSum-253915	no	100	SubSum-249775	no

THE FOLLOWING PAGE CONSTITUTES EXHIBIT B.

#	Attribute	Source Documents / Instructions

1	Subscription Summary	Not applicable. Unique identifier for information purposes only.

2	Account Name	Service Order Information, Supporting Information Files

3	Customer Since (Date)	Service Order Information

4	Data Center Name	If Data Center Name was not listed in the Service Order Information, compare Data Center Name using the Mapping Information

5	Market	Service Order Information

6	Site / Location	If Site / Location was not listed in the Service Order Information, compare Site / Location using the Mapping Information

7	Contract Term (in months)	Service Order Information, Supporting Information Files

8	Auto Escalator Percentage	Service Order Information

9	Product Family	If Product Family was not listed in the Service Order Information, compare Product Family using the Mapping Information

10	Quantity (units vary per Product Family and Business Service)	Service Order Information, Supporting Information Files

11	Auto Renewal Term (in months)	Service Order Information, Supporting Information Files

12	Monthly Net Price / Total MRR (Monthly Recurring Revenue)
If Monthly Net Price / Total MRR was listed in the Service Order Information or Supporting Information Files as of a date other than the Statistical Disclosure Date, recompute using the Auto Escalator Percentage and time between the listed as-of date and Statistical Disclosure Date and the following formula:

Monthly Net Price / Total MRR = (listed Monthly Net Price / Total MRR) * (1 + Auto Escalator Percentage) ^ n,

where n is equal to the time, in years, between the listed as-of date and Statistical Disclosure Date

13	ContractEndDate	If Contract End Date was not listed in the Service Order Information or Supporting Information Files, recompute as the contract start date listed in Service Order Information plus Contract Term

14	Remaining Term (in months)	Recompute as the number of months between the Statistical Disclosure Date and ContractEndDate

THE FOLLOWING PAGE CONSTITUTES EXHIBIT C.

Selected Service Order #	Subscription Summary	Attribute	Per Data File	Per Source Documents
1	SubSum-225782	Customer Since (date)	8/1/1994	11/2/2016
2	SubSum-210233	Customer Since (date)	2/15/2013	12/23/2012
3	SubSum-211237	Contract Term (in months)	126	120
4	SubSum-151827	Customer Since (date)	5/31/2017	1/9/2015
5	SubSum-218124	Contract Term (in months)	49	48
6	SubSum-59817	Contract Term (in months)	48	46
7	SubSum-185300	Customer Since (date)	9/26/2007	5/28/2009
8	SubSum-254216	Auto Escalate Percentage	5%	2%
9	SubSum-254216	Auto Renewal Term (in months)	12	1
10	SubSum-80097	Contract Term (in months)	73	60
11	SubSum-80097	Auto Renewal Term (in months)	3	60
12	SubSum-80097	ContractEndDate	6/30/2023	6/30/2027
13	SubSum-80097	Remaining Term (in months)	2	50
14	SubSum-211237	ContractEndDate	7/31/2029	5/31/2029
15	SubSum-211237	Remaining Term (in months)	75	73
16	SubSum-59817	ContractEndDate	11/30/2023	9/30/2023
17	SubSum-59817	Remaining Term (in months)	7	5
18	SubSum-218124	ContractEndDate	5/31/2023	4/30/2023
19	SubSum-218124	Remaining Term (in months)	1	0
20	SubSum-241977	Customer Since (date)	7/1/2008	12/31/2009
21	SubSum-249775	Customer Since (date)	2/1/2015	4/26/2015
22	SubSum-215880	Contract Term (in months)	42	36
23	SubSum-218646	Customer Since (date)	4/26/2006	4/6/2012
24	SubSum-186873	Customer Since (date)	1/9/2003	10/24/2006
25	SubSum-251403	Customer Since (date)	5/16/2007	3/22/2007
26	SubSum-232535	Customer Since (date)	12/31/2016	5/1/2017
27	SubSum-243356	Contract Term (in months)	53	36
28	SubSum-96613	Contract Term (in months)	34	32
29	SubSum-96613	ContractEndDate	4/30/2023	6/30/2023
30	SubSum-96613	Remaining Term (in months)	-	2
31	SubSum-14667	Contract Term (in months)	34	36
32	SubSum-73394	Contract Term (in months)	66	72